Fixed assets, net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Fixed assets, net

10. Fixed assets, net

Fixed assets consist of the following:

	At June 30,	At December 31,
	2025	2024
	(Unaudited)
Software (ERP Implementation)	€87,800	€87,800
Equipment	61,069	53,445
Total fixed assets	148,869	141,245
Less: accumulated depreciation	(112,263)	(98,323)
Fixed assets, net	€36,606	€42,922

Software included software customization and development costs related to information technology security infrastructure and the Company’s ERP system.

Equipment consists of computers, furniture, and fixtures in our office space in Milan, Italy.

There were no significant purchases, disposals, or impairments during the six months ended June 30, 2025.

Depreciation has been calculated by taking into consideration the use, purpose, and financial-technical duration of the assets, based on their estimated economic lives.